COST OF SALES	12 Months Ended
Dec. 31, 2022
Cost Of Sales [abstract]
COST OF SALES [Text block]

5. COST OF SALES

	Years ended December 31,
	2022	2021
Site operating costs	269,822	201,964
Transportation costs	22,472	17,845
Changes in inventories of finished goods	7,726	(11,795)
Changes in inventories of ore stockpiles	(14,628)	(5,128)
Production costs	285,392	202,886
Depletion and amortization	51,982	66,587
Cost of sales	337,374	269,473

Site operating costs include personnel costs, non-capitalized waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services.